The Company and Summary of Significant Accounting Policies and Estimates (Details) (USD $)	0 Months Ended	6 Months Ended
	May 17, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Initial Public Offering
Shares of common stock sold	309,509
Aggregate proceeds from the IPO and concurrent private placement before deduction of offering expenses	$ 87,000,000
Offering expenses	$ 3,500,000	$ 3,453,000
Number of shares of common stock issued upon automatic conversion of convertible preferred stock	25,876,142
Common stock, shares issued		37,002,877	3,195,418	2,695,291
Common stock, shares outstanding		37,002,877	3,195,418	2,695,291
Initial public offering
Initial Public Offering
Shares of common stock sold	6,968,435
Share price (in dollars per share)	$ 13.00
Underwriters' option to purchase additional shares
Initial Public Offering
Shares of common stock sold	908,926
Share price (in dollars per share)	$ 13.00
Private Placement
Initial Public Offering
Shares of common stock sold	500,000
Share price (in dollars per share)	$ 13.00
Selling Stockholders'
Initial Public Offering
Shares of common stock sold	309,509
Share price (in dollars per share)	$ 13.00